Aug. 01, 2018
Supplement dated May 15, 2019
to the Prospectus and Summary Prospectus, as supplemented or amended, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2018
Effective June 1, 2019 (the Effective Date), Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually reduced the Management fees Columbia EM Core ex-China ETF (the Fund) pays for investment advisory services from 0.35% to 0.16%, as a percentage of average daily net assets of the Fund. Accordingly, the following changes are hereby made in the Fund's Prospectus and Summary Prospectus:
As of the Effective Date, the Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of Columbia EM Core ex-China ETF" section of the Prospectus is hereby superseded and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(a)(b)	0.16%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Total annual Fund operating expenses	0.16%
(a)	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust II on behalf of the Fund (the IMS Agreement), Columbia Management Investment Advisers, LLC (the Investment Manager) pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
(b)	Management fees have been restated to reflect current management fee rates.
The rest of the section remains the same.
As of the Effective Date, the Example table under the caption “Fees and Expenses of the Fund" in the Summary Prospectus and in the "Summary of Columbia EM Core ex-China ETF" section of the Prospectus is hereby superseded and replaced with the following:
1 year	3 years	5 years	10 years
$16	$52	$90	$205
The rest of the section remains the same.